Consolidated Statements of Changes in Shareholders' Equity	Equity attributable to X Financial CNY (¥)	Equity attributable to X Financial USD ($)	Common share CNY (¥) shares	Common share USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Retained earnings (Accumulated deficits) CNY (¥)	Retained earnings (Accumulated deficits) USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2020	¥ 3,074,756,036		¥ 202,870				¥ 3,068,045,239		¥ (14,551,146)		¥ 21,059,073		¥ 1,287,616	¥ 3,076,043,652
Balance (in shares) at Dec. 31, 2020 | shares			323,117,943	323,117,943
Issuance of new shares			¥ 3,923				(3,923)
Issuance of new shares (in shares) | shares			6,000,000	6,000,000
Exercise of share option	2,959,511						2,959,511							2,959,511
Share-based compensation (Note 16)	88,434,772						88,434,772							88,434,772
Acquisition of non-controlling interest	87,138						87,138						(1,287,138)	(1,200,000)
Net income	825,407,023								825,407,023				¥ (478)	825,406,545
Loss from equity in affiliates														0
Income from financial investments														0
Foreign currency translation adjustments	(14,749,519)										(14,749,519)			(14,749,519)
Balance at Dec. 31, 2021	3,976,894,961		¥ 206,793				3,159,522,737		810,855,877		6,309,554			3,976,894,961
Balance (in shares) at Dec. 31, 2021 | shares			329,117,943	329,117,943
Repurchase of common shares	(146,740,902)				¥ (146,740,902)									(146,740,902)
Repurchase of common shares (in shares) | shares			(48,088,568)	(48,088,568)
Transfer to employee stock ownership plans					22,144,121		(22,144,121)
Transfer to employee stock ownership plans (in shares) | shares			6,889,194	6,889,194
Exercise of share option	277,342						277,342							277,342
Share-based compensation (Note 16)	53,537,815						53,537,815							53,537,815
Net income	811,996,439								811,996,439					811,996,439
Loss from equity in affiliates	204,444										204,444			204,444
Income from financial investments														0
Foreign currency translation adjustments	57,084,593										57,084,593			57,084,593
Balance at Dec. 31, 2022	4,753,254,692	$ 669,481,920	¥ 206,793	$ 29,126	(124,596,781)	$ (17,549,090)	3,191,193,773	$ 449,470,242	1,622,852,316	$ 228,573,968	63,598,591	$ 8,957,674		¥ 4,753,254,692	$ 669,481,920
Balance (in shares) at Dec. 31, 2022 | shares			287,918,569	287,918,569										287,918,569	287,918,569
Repurchase of common shares	(24,872,828)	(3,503,265)			(24,872,828)	(3,503,265)								¥ (24,872,828)	$ (3,503,265)
Repurchase of common shares (in shares) | shares			(5,026,374)	(5,026,374)
Transfer to employee stock ownership plans					37,949,318	5,345,050	(37,949,318)	(5,345,050)
Transfer to employee stock ownership plans (in shares) | shares			10,661,412	10,661,412
Exercise of share option	1,099,619	154,878					1,099,619	154,878						¥ 1,099,619	$ 154,878
Exercise of share option (in shares) | shares														3,890,490	3,890,490
Share-based compensation (Note 16)	42,598,210	5,999,832					42,598,210	5,999,832						¥ 42,598,210	$ 5,999,832
Net income	1,186,793,974	167,156,435							1,186,793,974	167,156,435				1,186,793,974	167,156,435
Loss from equity in affiliates	(6,852)	(965)									(6,852)	(965)		(6,852)	(965)
Income from financial investments	474,792	66,873									474,792	66,873		474,792	66,873
Foreign currency translation adjustments	5,410,120	762,000									5,410,120	762,000		5,410,120	762,000
Dividend to shareholders	(117,627,440)	(16,567,478)							(117,627,440)	(16,567,478)				(117,627,440)	(16,567,478)
Balance at Dec. 31, 2023	¥ 5,847,124,287	$ 823,550,230	¥ 206,793	$ 29,126	¥ (111,520,291)	$ (15,707,305)	¥ 3,196,942,284	$ 450,279,902	¥ 2,692,018,850	$ 379,162,925	¥ 69,476,651	$ 9,785,582		¥ 5,847,124,287	$ 823,550,230
Balance (in shares) at Dec. 31, 2023 | shares			293,553,607	293,553,607										293,553,607	293,553,607